Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 17.9%
742,347	Acrisure LLC 8.340% (1-Month USD Libor+350 basis points), 2/15/2027[2,3,4]	$711,540
496,250	AI Aqua Merger Sub, Inc. 8.584% (1-Month USD Libor+400 basis points), 7/30/2028[2,3,4]	483,970
744,227	Alliance Laundry Systems LLC 8.559% (3-Month USD Libor+350 basis points), 10/8/2027[2,3,4]	740,971
742,462	Alliant Holdings Intermediate LLC 8.279% (1-Month USD Libor+350 basis points), 11/6/2027[2,3,4]	737,143
500,000	American Rock Salt Co. LLC 12.090% (1-Month USD Libor+725 basis points), 6/11/2029[2,4]	475,000
500,000	Amynta Agency Borrower, Inc. 9.990% (1-Month Term SOFR+500 basis points), 2/28/2028[2,3,4]	487,655
495,000	AP Gaming I LLC 8.907% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	489,278
744,171	AppLovin Corp. 8.157% (1-Month Term SOFR+325 basis points), 8/15/2025[2,3,4]	741,380
	Aruba Investments Holdings, LLC
245,019	8.590% (1-Month USD Libor+400 basis points), 11/24/2027[2,3,4]	243,794
400,000	12.590% (1-Month USD Libor+775 basis points), 11/24/2028[2,3,4]	360,000
	Asurion LLC
750,000	10.090% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4]	630,315
161,904	9.082% (3-Month Term SOFR+400 basis points), 8/19/2028[2,3,4]	150,946
744,318	Autokiniton U.S. Holdings, Inc. 9.422% (1-Month USD Libor+450 basis points), 4/6/2028[2,3,4]	731,877
748,125	Barracuda Networks, Inc. 9.176% (1-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	727,668
742,228	BCP Renaissance Parent LLC 8.398% (3-Month Term SOFR+350 basis points), 10/31/2026[2,3,4]	738,053
748,196	Birkenstock U.S. BidCo, Inc. 8.064% (1-Month USD Libor+375 basis points), 4/28/2028[2,3,4]	743,445
748,116	Brightview Landscapes LLC 8.057% (1-Month Term SOFR+325 basis points), 4/22/2029[2,3,4]	736,894
293,265	Canada Goose, Inc. 7.142% (3-Month USD Libor+350 basis points), 10/7/2027[2,3,4,5]	286,530
294,000	CCI Buyer, Inc. 8.898% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	289,499
150,000	CCS-CMGC Holdings, Inc. 13.825% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	131,250
496,084	Chemours Co. 5.020% (3-Month Euribor+200 basis points), 4/3/2025[2,3,4]	543,746
744,332	CHG Healthcare Services, Inc. 8.090% (1-Month USD Libor+325 basis points), 9/30/2028[2,3,4]	740,890

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
740,802	CP Atlas Buyer, Inc. 8.407% (1-Month Term SOFR+350 basis points), 11/23/2027[2,4]	$674,989
750,000	Creative Artists Agency LLC 8.307% (1-Month Term SOFR+350 basis points), 11/26/2028[2,3,4]	749,377
742,347	Dcert Buyer, Inc. 8.696% (1-Month Term SOFR+400 basis points), 10/16/2026[2,3,4]	736,742
800,000	Dedalus Finance GmbH 6.969% (EUR006M+375 basis points), 5/31/2027[2,4]	795,592
744,260	Deerfield Dakota Holding LLC 8.648% (1-Month Term SOFR+375 basis points), 4/9/2027[2,3,4]	720,827
742,462	Dotdash Meredith, Inc. 8.903% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	683,065
742,481	EAB Global, Inc. 8.340% (3-Month USD Libor+350 basis points), 8/16/2028[2,3,4]	727,364
733,125	ECI Macola/Max Holding LLC 8.909% (3-Month USD Libor+375 basis points), 11/9/2027[2,3,4]	725,413
630,091	EW Scripps Co. 7.672% (1-Month USD Libor+300 basis points), 1/7/2028[2,3,4]	605,586
742,500	Fertitta Entertainment LLC 8.807% (1-Month Term SOFR+400 basis points), 1/27/2029[2,3,4]	723,941
744,269	Flexera Software LLC 8.590% (1-Month USD Libor+375 basis points), 3/3/2028[2,3,4]	736,904
703,125	Forest City Enterprises LP 8.340% (1-Month USD Libor+350 basis points), 12/7/2025[2,3,4]	579,727
586,568	Great Outdoors Group LLC 8.590% (1-Month USD Libor+375 basis points), 3/5/2028[2,3,4]	582,904
748,092	Hudson River Trading LLC 7.922% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4]	704,725
570,000	Hyperion Refinance Sarl 8.893% (1-Month Term SOFR+400 basis points), 3/24/2030[2,3,4,5]	568,575
681,467	Idera, Inc. 8.653% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	659,660
463,056	INEOS U.S. Finance LLC 8.173% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	463,056
450,000	INEOS U.S. Petrochem LLC 8.657% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	450,000
400,000	IQVIA, Inc. 5.015% (3-Month Euribor+200 basis points), 3/7/2024[2,4]	440,855
640,282	Ivanti Software, Inc. 9.212% (3-Month USD Libor+425 basis points), 12/1/2027[2,3,4]	517,656
742,308	Jazz Acquisition, Inc. 8.907% (3-Month USD Libor+425 basis points), 6/19/2026[2,3,4]	731,637
756,165	Kestrel Acquisition LLC 9.100% (3-Month USD Libor+425 basis points), 6/30/2025[2,3,4]	718,088

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
196,096	LBM Acquisition LLC 8.385% (1-Month USD Libor+375 basis points), 12/18/2027[2,3,4]	$182,746
	Lightstone Holdco LLC
704,357	10.557% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	625,998
39,838	10.557% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	35,406
585,000	LSF9 Atlantis Holdings LLC 12.148% (3-Month Term SOFR+725 basis points), 3/31/2029[2,3,4]	576,775
492,500	Magenta Buyer LLC 9.580% (1-Month USD Libor+475 basis points), 7/27/2028[2,3,4]	416,778
748,111	Medline Borrower LP 8.090% (1-Month USD Libor+325 basis points), 10/21/2028[2,3,4]	727,175
750,000	MH Sub I LLC 4.750% (1-Month Term SOFR+425 basis points), 4/25/2028[2,3,4,6,7]	722,186
742,268	Minotaur Acquisition, Inc. 9.657% (1-Month Term SOFR+500 basis points), 3/29/2026[2,3,4]	729,371
750,000	Mitchell International, Inc. 11.135% (3-Month USD Libor+650 basis points), 10/15/2029[2,3,4]	642,308
750,000	Momentive Performance Materials USA LLC 9.291% (1-Month Term SOFR+450 basis points), 3/29/2028[2,3,4]	749,066
744,347	NAB Holdings LLC 8.048% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	736,282
544,388	NFP Corp. 8.090% (1-Month USD Libor+325 basis points), 2/13/2027[2,4]	533,802
742,481	OneDigital Borrower LLC 8.911% (3-Month Term SOFR+425 basis points), 11/16/2027[2,4]	723,919
742,285	Peraton Corp. 8.590% (1-Month USD Libor+375 basis points), 2/1/2028[2,3,4]	728,597
734,284	Petco Health & Wellness Co., Inc. 8.410% (3-Month Term SOFR+325 basis points), 3/4/2028[2,3,4]	725,061
744,332	PODS LLC 7.922% (1-Month USD Libor+300 basis points), 3/31/2028[2,3,4]	730,704
100,000	Prairie ECI Acquiror LP 9.590% (1-Month USD Libor+475 basis points), 3/11/2026[2,3,4]	98,396
742,500	Pre-Paid Legal Services, Inc. 8.590% (3-Month USD Libor+375 basis points), 12/15/2028[2,3,4]	732,224
750,000	Quartz Acquireco LLC 3.500% (1-Month Term SOFR+350 basis points), 4/17/2030[2,3,4,6,7]	747,656
500,000	Quest Software, Inc. 12.326% (3-Month Term SOFR+750 basis points), 2/1/2030[2,3,4]	362,500
744,361	Quikrete Holdings, Inc. 7.840% (1-Month USD Libor+300 basis points), 3/18/2029[2,3,4]	742,329
742,462	RealPage, Inc. 7.840% (1-Month USD Libor+300 basis points), 4/22/2028[2,3,4]	722,278

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
740,602	Red Planet Borrower LLC 8.590% (1-Month USD Libor+375 basis points), 9/30/2028[2,3,4]	$505,461
750,000	Redstone Holdco 2 LP 12.565% (3-Month USD Libor+775 basis points), 8/6/2029[2,3,4]	460,500
	Renaissance Holdings Corp.
750,000	9.580% (3-Month USD Libor+325 basis points), 5/30/2025[2,3,4]	738,187
400,000	11.840% (1-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	393,464
744,642	Reverb Buyer, Inc. 8.240% (3-Month USD Libor+350 basis points), 11/1/2028[2,3,4]	718,766
744,375	Scientific Games International, Inc. 7.981% (1-Month Term SOFR+300 basis points), 4/14/2029[2,3,4]	743,575
988,001	Surf Holdings LLC 8.508% (3-Month USD Libor+350 basis points), 3/5/2027[2,3,4]	981,520
407,435	Thryv, Inc. 13.340% (1-Month USD Libor+850 basis points), 3/1/2026[2,3,4]	407,946
898,272	Traverse Midstream Partners LLC 8.726% (6-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	889,738
465,407	UGI Energy Services LLC 8.157% (1-Month Term SOFR+325 basis points), 2/22/2030[2,3,4]	462,933
744,216	UKG, Inc. 8.575% (1-Month USD Libor+375 basis points), 5/3/2026[2,3,4]	733,306
744,375	Univision Communications, Inc. 9.148% (3-Month Term SOFR+425 basis points), 6/24/2029[2,3,4]	739,723
748,087	Vertiv Group Corp. 7.598% (1-Month USD Libor+275 basis points), 3/2/2027[2,3,4]	741,597
591,000	Vision Solutions, Inc. 9.255% (3-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	527,255
742,481	Whatabrands LLC 8.090% (1-Month USD Libor+325 basis points), 8/3/2028[2,3,4]	735,056
742,405	Zelis Payments Buyer, Inc. 8.340% (1-Month USD Libor+350 basis points), 9/30/2026[2,3,4]	739,929
	Total Bank Loans
	(Cost $50,641,658)	49,729,040
	BONDS — 84.2%
	ASSET-BACKED SECURITIES — 77.2%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 13.313% (3-Month USD Libor+804 basis points), 10/23/2034[3,4,8]	778,462
1,500,000	Series 2019-5A, Class ER, 11.746% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,339,626
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 11.448% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	885,265

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.260% (3-Month USD Libor+600 basis points), 10/15/2029[3,4,8]	$897,089
1,400,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,182,380
750,000	Annisa CLO Series 2016-2A, Class DR, 8.250% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	699,108
1,250,000	Apidos CLO Series 2017-28A, Class D, 10.750% (3-Month USD Libor+550 basis points), 1/20/2031[3,4,8]	1,082,781
500,000	Apidos CLO Ltd. Series 2023-45A, Class E, 0.000% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,8]	490,000
	Ares CLO Ltd.
1,000,000	Series 2017-42A, Class E, 11.323% (3-Month USD Libor+605 basis points), 1/22/2028[3,4,8]	847,893
650,000	Series 2015-38A, Class DR, 7.750% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	575,944
2,000,000	Series 2021-62A, Class SUB, 0.000%, 1/25/2034[3,8,9]	1,360,000
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.450% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	870,357
1,000,000	Atrium Series 9A, Class DR, 8.553% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	954,453
1,000,000	Babson CLO Ltd. Series 2015-IA, Class DR, 7.850% (3-Month USD Libor+260 basis points), 1/20/2031[3,4,8]	886,232
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 7.973% (3-Month USD Libor+270 basis points), 4/23/2031[3,4,8]	434,971
1,000,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.523% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	922,394
	Ballyrock CLO Ltd.
1,500,000	Series 2019-2A, Class CR, 8.065% (3-Month USD Libor+315 basis points), 11/20/2030[3,4,8]	1,452,910
1,000,000	Series 2019-1A, Class CR, 8.310% (3-Month USD Libor+305 basis points), 7/15/2032[3,4,8]	946,341
750,000	Series 2019-1A, Class DR, 12.010% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	702,987

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,100,000	Series 2023-23A, Class D, 13.161% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	$1,072,263
	Barings CLO Ltd.
1,500,000	Series 2017-1A, Class E, 11.262% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	1,396,383
1,000,000	Series 2017-1A, Class F, 12.712% (3-Month USD Libor+745 basis points), 7/18/2029[3,4,8]	841,009
1,000,000	Series 2016-2A, Class DR2, 8.400% (3-Month USD Libor+315 basis points), 1/20/2032[3,4,8]	925,707
1,000,000	Series 2020-1A, Class ER, 11.910% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	898,584
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.911% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,480,941
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.723% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	439,515
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.000% (3-Month USD Libor+275 basis points), 4/20/2031[3,4,8]	917,740
	Benefit Street Partners CLO Ltd.
805,000	Series 2013-IIA, Class CR, 8.960% (3-Month USD Libor+370 basis points), 7/15/2029[3,4,8]	798,055
1,000,000	Series 2013-IIIA, Class DR, 11.850% (3-Month USD Libor+660 basis points), 7/20/2029[3,4,8]	881,957
1,050,000	Series 2017-12A, Class C, 8.310% (3-Month USD Libor+305 basis points), 10/15/2030[3,4,8]	984,375
1,000,000	Series 2017-12A, Class D, 11.670% (3-Month USD Libor+641 basis points), 10/15/2030[3,4,8]	839,563
1,250,000	Series 2018-14A, Class E, 10.600% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	1,050,093
1,425,000	Series 2019-17A, Class ER, 11.610% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	1,255,624
1,250,000	Series 2020-21A, Class DR, 8.610% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,156,935
1,000,000	Series 2019-18A, Class DR, 8.660% (3-Month USD Libor+340 basis points), 10/15/2034[3,4,8]	931,250
1,500,000	Series 2020-21A, Class ER, 11.960% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	1,397,184
1,000,000	Series 2019-18A, Class ER, 12.010% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	903,434
1,250,000	Series 2021-25A, Class E, 12.110% (3-Month USD Libor+685 basis points), 1/15/2035[3,4,8]	1,182,864

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.505% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	$911,390
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 8.049% (3-Month USD Libor+275 basis points), 1/30/2031[3,4,8]	430,739
	Carlyle Global Market Strategies CLO Ltd.
750,000	Series 2014-1A, Class DR, 7.860% (3-Month USD Libor+260 basis points), 4/17/2031[3,4,8]	664,027
1,500,000	Series 2014-2RA, Class C, 7.664% (3-Month USD Libor+280 basis points), 5/15/2031[3,4,8]	1,326,617
1,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	1,105,892
2,000,000	CIFC European Funding CLO Series 3X, Class D, 6.777% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,046,267
1,050,000	CIFC Funding Ltd. Series 2012-2RA, Class D, 10.700% (3-Month USD Libor+545 basis points), 1/20/2028[3,4,8]	958,339
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 10.215% (3-Month USD Libor+495 basis points), 4/19/2029[3,4,8]	1,734,018
1,500,000	Series 2013-4A, Class DRR, 8.092% (3-Month USD Libor+280 basis points), 4/27/2031[3,4,8]	1,396,194
1,000,000	Series 2013-4A, Class ERR, 10.742% (3-Month USD Libor+545 basis points), 4/27/2031[3,4,8]	859,920
500,000	Series 2018-3A, Class E, 10.762% (3-Month USD Libor+550 basis points), 7/18/2031[3,4,8]	436,358
1,000,000	Series 2016-1A, Class D2RR, 9.511% (3-Month USD Libor+425 basis points), 10/21/2031[3,4,8]	954,163
1,000,000	Series 2019-2A, Class ER, 11.850% (3-Month USD Libor+659 basis points), 4/17/2034[3,4,8]	947,695
500,000	Series 2019-5A, Class DR, 12.040% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	458,596
1,000,000	Series 2021-3A, Class E1, 11.648% (3-Month Term SOFR+666.16 basis points), 7/15/2036[3,4,8]	886,816
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 8.200% (3-Month USD Libor+295 basis points), 10/20/2030[3,4,8]	940,762
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 7.850% (3-Month USD Libor+260 basis points), 1/20/2030[3,4,8]	625,252

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2017-1A, Class D, 8.980% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	$1,115,392
1,000,000	Series 2016-1A, Class DR, 8.623% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	839,324
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 6.592% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,755,570
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.010% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	835,706
750,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class DR3, 8.938% (3-Month Term SOFR+395.16 basis points), 4/15/2029[3,4,8]	723,674
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	2,337,858
750,000	Series 2018-65A, Class D, 8.362% (3-Month USD Libor+310 basis points), 7/18/2030[3,4,8]	690,923
995,000	Series 2018-57A, Class D, 7.414% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	876,884
330,000	Series 2018-57A, Class E, 10.064% (3-Month USD Libor+520 basis points), 5/15/2031[3,4,8]	265,219
1,000,000	Series 2020-77A, Class ER, 10.785% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	829,949
1,000,000	Series 2020-77A, Class FR, 12.505% (3-Month USD Libor+759 basis points), 5/20/2034[3,4,8]	712,150
	Dryden Euro CLO
1,000,000	Series 2021-91X, Class D, 8.025% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,079,780
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,360,357
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	983,390
	Dryden Senior Loan Fund
2,500,000	Series 2013-30A, Class DR, 7.464% (3-Month USD Libor+260 basis points), 11/15/2028[3,4,8]	2,303,325
1,000,000	Series 2013-30A, Class FR, 12.114% (3-Month USD Libor+725 basis points), 11/15/2028[3,4,8]	773,979
1,300,000	Series 2015-38A, Class DR, 8.260% (3-Month USD Libor+300 basis points), 7/15/2030[3,4,8]	1,193,893
750,000	Series 2016-45A, Class DR, 8.410% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	707,625

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 7.750% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	$966,392
850,000	Series 2015-1A, Class ER, 10.850% (3-Month USD Libor+560 basis points), 1/20/2030[3,4,8]	715,308
500,000	Series 2014-1RA, Class E, 10.960% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	419,061
1,250,000	Series 2018-1A, Class D, 8.460% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	1,169,928
1,500,000	Series 2013-1A, Class D3R, 12.060% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,392,785
1,000,000	Series 2020-2A, Class ER, 11.760% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	915,567
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 8.250% (3-Month USD Libor+300 basis points), 4/20/2034[3,4,8]	951,174
600,000	Series 2019-3A, Class FR, 12.990% (3-Month USD Libor+774 basis points), 10/20/2034[3,4,8]	509,115
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	2,237,279
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,581,622
1,000,000	Series 2020-1A, Class D, 8.705% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	960,768
1,750,000	Series 2020-1A, Class E, 12.765% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,697,620
750,000	Series 2021-1A, Class E, 11.265% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	686,665
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 11.460% (3-Month USD Libor+620 basis points), 10/15/2034[3,4,8]	693,654
	Galaxy CLO Ltd.
1,320,000	Series 2017-23A, Class E, 11.423% (3-Month USD Libor+615 basis points), 4/24/2029[3,4,8]	1,206,533
1,000,000	Series 2017-24A, Class D, 7.710% (3-Month USD Libor+245 basis points), 1/15/2031[3,4,8]	933,656
1,125,000	Series 2017-24A, Class E, 10.760% (3-Month USD Libor+550 basis points), 1/15/2031[3,4,8]	1,017,981
	Generate CLO Ltd.
1,000,000	Series 3A, Class ER, 11.650% (3-Month USD Libor+640 basis points), 10/20/2029[3,4,8]	941,744
1,250,000	Series 2A, Class DR, 7.873% (3-Month USD Libor+260 basis points), 1/22/2031[3,4,8]	1,160,938

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 7A, Class D, 9.073% (3-Month USD Libor+380 basis points), 1/22/2033[3,4,8]	$1,190,176
1,000,000	Series 9A, Class E, 12.100% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	942,276
1,000,000	Series 6A, Class ER, 12.073% (3-Month USD Libor+680 basis points), 1/22/2035[3,4,8]	912,737
2,000,000	Series 2023-11A, Class D, 10.751% (3-Month Term SOFR+575 basis points), 4/20/2035[3,4,8]	1,992,033
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.660% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,729,220
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 8.450% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	721,453
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 13.000% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	807,575
750,000	Series 2021-10A, Class F, 13.040% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	596,586
500,000	Series 2020-8A, Class ER, 11.400% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	455,534
	GoldenTree Loan Opportunities Ltd.
1,500,000	Series 2014-9A, Class ER2, 10.959% (3-Month USD Libor+566 basis points), 10/29/2029[3,4,8]	1,392,790
1,500,000	Series 2016-12A, Class ER, 10.661% (3-Month USD Libor+540 basis points), 7/21/2030[3,4,8]	1,335,256
1,000,000	Series 2015-11A, Class FR2, 11.712% (3-Month USD Libor+645 basis points), 1/18/2031[3,4,8]	799,849
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 10.210% (3-Month USD Libor+495 basis points), 4/15/2031[3,4,8]	399,649
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 8.223% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	984,887
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	966,546
1,000,000	Series 2017-1A, Class E, 10.950% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	872,811
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 4.477% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,043,553

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 7.264% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	$1,477,567
850,000	Series 3A-2014, Class CR, 8.862% (3-Month USD Libor+360 basis points), 7/18/2029[3,4,8]	784,242
1,250,000	Series 5A-2015, Class DRR, 8.410% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	1,060,092
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,621,201
2,360,000	Series 12A-18, Class D, 10.412% (3-Month USD Libor+515 basis points), 7/18/2031[3,4,8]	1,999,011
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 10.750% (3-Month USD Libor+550 basis points), 7/20/2030[3,4,8]	400,803
1,500,000	Series 6A-2015, Class CR, 7.306% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	1,303,631
2,000,000	Series 15A-19, Class ER, 11.871% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,807,529
	Invesco CLO Ltd.
1,000,000	Series 2021-1A, Class E, 11.720% (3-Month USD Libor+646 basis points), 4/15/2034[3,4,8]	904,083
1,000,000	Series 2022-3A, Class D, 10.071% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	998,016
1,500,000	Invesco Euro CLO Series 6X, Class B1, 4.827% (3-Month Euribor+165 basis points), 7/15/2034[3,4]	1,565,986
1,500,000	Invesco U.S. CLO Ltd. Series 2023-1A, Class E, 13.230% (3-Month Term SOFR+836 basis points), 4/22/2035[3,4,8]	1,494,273
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 10.450% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	917,030
750,000	LCM LP Series 18A, Class DR, 8.050% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	630,144
	Madison Park Funding Ltd.
1,250,000	Series 2015-19A, Class CR, 7.423% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	1,192,735
1,000,000	Series 2015-19A, Class ER, 11.373% (3-Month USD Libor+610 basis points), 1/22/2028[3,4,8]	907,738
2,000,000	Series 2014-13A, Class ER, 11.015% (3-Month USD Libor+575 basis points), 4/19/2030[3,4,8]	1,887,124

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2014-13A, Class FR, 13.215% (3-Month USD Libor+795 basis points), 4/19/2030[3,4,8]	$852,895
1,750,000	Series 2017-26A, Class DR, 8.299% (3-Month USD Libor+300 basis points), 7/29/2030[3,4,8]	1,659,680
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 10.114% (3-Month USD Libor+525 basis points), 11/15/2028[3,4,8]	790,369
	Magnetite Ltd.
1,000,000	Series 2014-8A, Class ER2, 10.910% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	912,556
1,000,000	Series 2019-22A, Class ER, 11.610% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	931,273
1,050,000	Series 2015-12A, Class FR, 13.210% (3-Month USD Libor+795 basis points), 10/15/2031[3,4,8]	887,636
1,500,000	Series 2015-14RA, Class F, 13.192% (3-Month USD Libor+793 basis points), 10/18/2031[3,4,8]	1,229,506
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 11.400% (3-Month USD Libor+615 basis points), 10/20/2030[3,4,8]	684,000
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 12.023% (3-Month USD Libor+675 basis points), 10/20/2034[3,4,8]	913,358
1,250,000	Series 2022-16A, Class E, 11.836% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,146,537
1,000,000	Series 2022-18A, Class E, 13.548% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	998,582
1,000,000	Series 2023-19A, Class E, 0.000% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	980,000
750,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.200% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	711,521
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 11.320% (3-Month USD Libor+606 basis points), 10/17/2030[3,4,8]	885,000
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,983,239
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class E, 10.460% (3-Month USD Libor+520 basis points), 1/15/2030[3,4,8]	879,024
1,000,000	Series 2020-36A, Class ER, 12.000% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	935,336

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.177% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	$1,005,727
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 11.850% (3-Month USD Libor+660 basis points), 10/20/2034[3,4,8]	944,404
	New Mountain CLO Ltd.
1,175,000	Series CLO-2A, Class E, 11.620% (3-Month USD Libor+636 basis points), 4/15/2034[3,4,8]	1,089,167
1,500,000	Series CLO-1A, Class ER, 11.940% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,423,164
500,000	Series CLO-4A, Class E, 13.037% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	490,183
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.405% (3-Month USD Libor+315 basis points), 7/25/2030[3,4,8]	1,143,022
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.000% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	1,182,365
	OCP CLO Ltd.
1,000,000	Series 2017-14A, Class C, 7.515% (3-Month USD Libor+260 basis points), 11/20/2030[3,4,8]	931,344
1,550,000	Series 2014-5A, Class CR, 8.168% (3-Month USD Libor+290 basis points), 4/26/2031[3,4,8]	1,369,081
500,000	Series 2020-8RA, Class D, 12.260% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	458,693
1,250,000	Series 2020-18A, Class ER, 11.680% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	1,127,182
1,000,000	Series 2019-17A, Class ER, 11.750% (3-Month USD Libor+650 basis points), 7/20/2032[3,4,8]	860,795
1,000,000	Series 2016-12A, Class ER2, 12.132% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	947,804
1,000,000	Series 2021-22A, Class D, 8.350% (3-Month USD Libor+310 basis points), 12/2/2034[3,4,8]	899,277
1,000,000	Series 2021-22A, Class E, 11.850% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	906,290
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.160% (3-Month USD Libor+390 basis points), 7/15/2029[3,4,8]	896,401
1,500,000	Series 2013-1A, Class DR2, 7.755% (3-Month USD Libor+250 basis points), 1/25/2031[3,4,8]	1,276,781
500,000	Series 2019-3A, Class ER, 12.010% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	435,950

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2020-1A, Class ER, 11.500% (3-Month USD Libor+625 basis points), 7/20/2034[3,4,8]	$649,670
1,500,000	Series 2020-4A, Class ER, 12.060% (3-Month USD Libor+680 basis points), 1/15/2035[3,4,8]	1,318,919
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 11.260% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	892,250
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.340% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,286,181
1,000,000	Series 2017-16A, Class C, 8.422% (3-Month USD Libor+355 basis points), 5/16/2030[3,4,8]	927,552
1,250,000	Series 2018-22A, Class C, 7.910% (3-Month USD Libor+265 basis points), 1/17/2031[3,4,8]	1,087,897
1,750,000	Series 2014-6A, Class CS, 8.390% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,560,787
1,000,000	Series 2018-20A, Class C, 8.200% (3-Month USD Libor+295 basis points), 4/20/2031[3,4,8]	859,192
	Post CLO Ltd.
1,500,000	Series 2022-1A, Class E, 11.798% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,374,804
2,000,000	Series 2023-1A, Class E, 12.779% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	1,960,228
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.870% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	604,291
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	33,241
1,750,000	Series 2015-1A, Class FRR, 13.720% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	1,314,362
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 8.960% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	1,157,617
	Regatta Funding Ltd.
812,500	Series 2018-4A, Class D, 11.755% (3-Month USD Libor+650 basis points), 10/25/2031[3,4,8]	693,904
750,000	Series 2016-1A, Class ER2, 11.363% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	665,891
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 13.772% (3-Month USD Libor+851 basis points), 1/18/2034[3,4,8]	472,076

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Rockford Tower CLO Ltd.
1,125,000	Series 2017-2A, Class ER, 11.510% (3-Month USD Libor+625 basis points), 10/15/2029[3,4,8]	$968,309
1,400,000	Series 2020-1A, Class E, 12.150% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,262,529
1,000,000	Series 2021-2A, Class E, 11.650% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	804,608
1,000,000	Series 2021-3A, Class E, 11.970% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	820,853
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 8.160% (3-Month USD Libor+290 basis points), 4/15/2036[3,4,8]	1,369,929
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.112% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	860,153
5,121,212	Signal Peak CLO Ltd. Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	1,785,613
	Sound Point CLO Ltd.
1,250,000	Series 2016-2A, Class ER, 12.150% (3-Month USD Libor+690 basis points), 10/20/2028[3,4,8]	1,126,860
500,000	Series 2018-2A, Class D, 8.268% (3-Month USD Libor+300 basis points), 7/26/2031[3,4,8]	423,046
1,000,000	Series 2019-1A, Class DR, 8.750% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	830,330
1,000,000	Series 2019-3A, Class DR, 8.755% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	851,889
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 12.610% (3-Month USD Libor+736 basis points), 12/28/2029[3,4,8]	851,451
	Stratus CLO Ltd.
750,000	Series 2021-2A, Class D, 7.900% (3-Month USD Libor+265 basis points), 12/28/2029[3,4,8]	714,386
650,000	Series 2021-1A, Class F, 12.500% (3-Month USD Libor+725 basis points), 12/29/2029[3,4,8]	550,822
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DR, 8.523% (3-Month USD Libor+325 basis points), 7/23/2033[3,4,8]	926,103
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2017-1A, Class E, 11.227% (3-Month USD Libor+635 basis points), 11/18/2030[3,4,8]	936,394
1,000,000	Series 2016-1A, Class DR3, 7.986% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	959,757

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2016-1A, Class ER3, 11.236% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	$1,363,089
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 11.710% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	626,250
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 14.180% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	755,985
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.212% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	1,993,371
	TICP CLO Ltd.
688,000	Series 2016-5A, Class ER, 11.010% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	607,243
250,000	Series 2019-13A, Class ER, 11.460% (3-Month USD Libor+620 basis points), 4/15/2034[3,4,8]	231,623
	Voya CLO Ltd.
750,000	Series 2015-1A, Class CR, 7.612% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	712,846
500,000	Series 2013-1A, Class CR, 8.210% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	430,971
2,000,000	Series 2016-3A, Class CR, 8.512% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	1,737,471
1,000,000	Series 2020-2A, Class ER, 11.665% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	911,264
1,000,000	Series 2020-3A, Class DR, 8.500% (3-Month USD Libor+325 basis points), 10/20/2034[3,4,8]	914,151
1,000,000	Series 2022-3A, Class E, 13.648% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	975,248
1,000,000	Series 2019-4A, Class ER, 11.970% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	887,388
750,000	Series 2022-1A, Class E, 12.518% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	704,991
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,472,435
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 8.673% (3-Month USD Libor+340 basis points), 10/22/2031[3,4,8]	617,801

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	York CLO Ltd. Series 2014-1A, Class ERR, 10.853% (3-Month USD Libor+558 basis points), 10/22/2029[3,4,8]	$1,164,283
	Total Asset-Backed Securities
	(Cost $233,566,498)	214,759,084
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	158,072
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 11.450% (3-Month USD Libor+620 basis points), 1/20/2034[3,4,8]	703,574
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[3,8,9]	410,607
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	227,060
	Total Commercial Mortgage-Backed Securities
	(Cost $2,035,625)	1,499,313
	CORPORATE — 6.4%
	BASIC MATERIALS — 0.2%
500,000	Nobian Finance B.V. 3.625%, 7/15/2026[3]	476,601
	COMMUNICATIONS — 1.1%
750,000	Altice Finco S.A. 4.750%, 1/15/2028[3]	593,334
665,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	616,951
1,000,000	Kaixo Bondco Telecom S.A. 5.125%, 9/30/2029[3]	956,578
500,000	Summer BC Bidco B LLC 5.500%, 10/31/2026[3,8]	420,066
250,000	United Group B.V. 3.625%, 2/15/2028[3]	210,207
300,000	Wp/ap Telecom Holdings III B.V. 5.500%, 1/15/2030[3]	271,149
		3,068,285
	CONSUMER, CYCLICAL — 1.1%
680,000	American Axle & Manufacturing, Inc. 5.000%, 10/1/2029[3]	565,257
300,000	Life Time, Inc. 8.000%, 4/15/2026[3,8]	298,605

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
650,000	Lions Gate Capital Holdings LLC 5.500%, 4/15/2029[3,8]	$474,198
550,000	Motion Bondco DAC 6.625%, 11/15/2027[3,5,8]	498,474
775,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 3/1/2030[3,8]	688,300
625,000	White Cap Buyer LLC 6.875%, 10/15/2028[3,8]	542,617
		3,067,451
	CONSUMER, NON-CYCLICAL — 0.9%
725,000	AHP Health Partners, Inc. 5.750%, 7/15/2029[3,8]	619,890
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,5,8]	730,128
625,000	B&G Foods, Inc. 5.250%, 4/1/2025[3]	591,210
825,000	ModivCare Escrow Issuer, Inc. 5.000%, 10/1/2029[3,8]	666,187
		2,607,415
	ENERGY — 0.7%
418,000	Genesis Energy LP / Genesis Energy Finance Corp. 8.875%, 4/15/2030[3]	418,983
300,000	Murray Energy Corp. 11.250%, 10/17/2023*,3,8,10	—
590,000	Nabors Industries Ltd. 7.250%, 1/15/2026[3,5,8]	556,925
685,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,11]	611,020
515,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,5,8]	484,074
		2,071,002
	FINANCIAL — 0.3%
750,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[3,8]	717,161
	INDUSTRIAL — 0.8%
200,000	OI European Group B.V. 3.125%, 11/15/2024[3]	216,425
625,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	585,732

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
	Trident TPI Holdings, Inc.
512,000	6.625%, 11/1/2025[3,8]	$512,320
90,000	12.750%, 12/31/2028[3,8]	92,277
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,5,8]	773,478
		2,180,232
	TECHNOLOGY — 1.1%
485,000	Ahead DB Holdings LLC 6.625%, 5/1/2028[3,8]	405,477
625,000	Boxer Parent Co., Inc. 9.125%, 3/1/2026[3,8]	612,093
750,000	McAfee Corp. 7.375%, 2/15/2030[3,8]	623,298
650,000	Playtika Holding Corp. 4.250%, 3/15/2029[3,8]	553,085
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	565,592
425,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	342,568
		3,102,113
	UTILITIES — 0.2%
535,000	Talen Energy Supply LLC 8.625%, 6/1/2030[3,8]	535,000
	Total Corporate
	(Cost $18,663,793)	17,825,260
	Total Bonds
	(Cost $254,265,916)	234,083,657

Number of Shares
	COMMON STOCKS — 0.1%
	FINANCIAL — 0.1%
6,869	SL Green Realty Corp. - REIT	162,589
10,700	Vornado Realty Trust - REIT	160,607
		323,196
	Total Common Stocks
	(Cost $1,048,246)	323,196

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.6%
18,535,464	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.65%[12,13]	$18,535,464
	Total Short-Term Investments
	(Cost $18,535,464)	18,535,464
	TOTAL INVESTMENTS — 108.8%
	(Cost $324,491,284)	302,671,357
	Liabilities in Excess of Other Assets — (8.8)%	(24,595,334)
	TOTAL NET ASSETS — 100.0%	$278,076,023

Principal Amount
	SECURITIES SOLD SHORT — (0.2)%
	BONDS — (0.2)%
	CORPORATE — (0.2)%
	CONSUMER, CYCLICAL — (0.2)%
$(750,000)	Guitar Center, Inc. 8.500%, 1/15/2026[3,8]	(664,359)
	Total Corporate
	(Proceeds $648,613)	(664,359)
	Total Bonds
	(Proceeds $648,613)	(664,359)
	Total Securities Sold Short
	(Proceeds $648,613)	$(664,359)

EUR – Euro

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $214,268,636 which represents 77.05% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Security is in default.
[11]	Convertible security.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,451,537, which represents 0.52% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At April 30, 2023	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(15,487,875)	$(16,938,076)	$(17,161,401)	$(223,325)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(16,938,076)	$(17,161,401)	$(223,325)

EUR – Euro